                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                             FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended 3/31/2010

Check here if Amendment [ ]; Amendment Number:
                                               ----

  This Amendment (Check only one.):      [ ] is a restatement.
                                         [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    COVEPOINT CAPITAL ADVISORS
Address: 152 WEST 57TH STREET, 41ST FLOOR
         NEW YORK, NY 10019

Form 13F File Number:  28-
                          -------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  DAVID PILSON
Title: DIRECTOR OF OPERATIONS
Phone: 212.782.3643

Signature, Place, and Date of Signing:


/s/ David Pilson                   NEW YORK, NY                  4/8/2010
-------------------------------    --------------------------    ------------
[Signature]                        [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number              Name

    28-
       ---------------------------    -----------------------------
    [Repeat as necessary.]

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:               7

Form 13F Information Table Value Total:         132,277
                                             (thousands)


List of Other Included Managers:            _____________

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



      No.         Form 13F File Number               Name

      ___         28 - _______________               ____________________


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                  COVEPOINT CAPITAL ADVISORS LLC -13F REPORTING

                                                                                                                 VOTING AUTHORITY
NAME OF              TITLE                             VALUE    SHRS OR   SH/ PUT/    INVESTMENT     OTHER   -----------------------
ISSUER               CLASS                  CUSIP    (X$1000)   PRN AMT   PRN CALL    DISCRETION   MANAGERS    SOLE     SHARED  NONE
-------  -------------------------------  ---------  --------  ---------  --------  -------------  --------  ---------  ------  ----
ISHARES  ISHARES MSCI BRAZIL INDEX FUND   464286400    38,325    520,431     SH     DISCRETIONARY              520,431
ISHARES  ISHARES FTSE/XINHUA CHINA 25     464287184    34,810    826,852     SH     DISCRETIONARY              826,852
ISHARES  ISHARES MSCI HONG KONG INDEX     464286871    17,439  1,070,552     SH     DISCRETIONARY            1,070,552
ISHARES  ISHARES MSCI MALAYSIA            464286830     7,684    657,866     SH     DISCRETIONARY              657,866
ISHARES  ISHARES MSCI EMERGING MKT INDEX  464287234    18,660    442,987     SH     DISCRETIONARY              442,987
ISHARES  ISHARES MSCI SINGAPORE           464286673     1,442    125,428     SH     DISCRETIONARY              125,428
ISHARES  ISHARES MSCI TAIWAN INDEX FD     464286731    13,917  1,108,902     SH     DISCRETIONARY            1,108,902
TOTAL EQUITIES:    7                                  132,277